Income Taxes (Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period	$ 1,060	$ 1,127
Additions based on tax positions related to prior year		(67)
Additions based on tax positions related to current year
Balance at the end of the period	$ 1,060	$ 1,060